Basic and Diluted Earnings Per Share Information (Tables)	12 Months Ended
Feb. 28, 2026
Basic and Diluted Earnings Per Share Information [Abstract]
Schedule of Basic and Diluted Earnings Per Share

The calculation of basic and diluted earnings per share has been based on the profit attributable to ordinary shareholders and the weighted average number of ordinary shares in issue.

	Year ended February 28/29
	2026	2025	2024
Basic earnings
Profit attributable to ordinary shareholder of Karooooo (ZAR ’000)	993,920	921,031	738,191

Weighted average number of ordinary shares issued	30,893,300	30,894,805	30,948,470

Basic and diluted earnings per share (ZAR)	32.17	29.81	23.85